Summary of Significant Accounting Policies (Details) - Schedule of amortized over their estimated useful lives	12 Months Ended
Dec. 31, 2022
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized estimated useful lives	10 years
License [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized estimated useful lives	10 years
Software [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized estimated useful lives	3 years
Software [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized estimated useful lives	10 years